Share-based payments reserve	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
Share-based payments reserve

15.	Share-based payments reserve

The Company adopted the Omnibus Equity Incentive Plan dated June 26, 2019 (the “Omnibus Plan”), which was approved by the shareholders on August 16, 2019. The Omnibus Plan was subsequently updated and approved by the shareholders on February 27, 2025.

The purposes of the Omnibus Plan are: (a) to advance the interests of the Company by enhancing the ability of the Company and its subsidiaries to attract, motivate and retain employees, officers, directors, and consultants, which either of directors or officers may be consultants or employees; (b) to reward such persons for their sustained contributions; and (c) to encourage such persons to take into account the long-term corporate performance of the Company.

The Omnibus Plan provides for the grant of options, restricted share units, deferred share units and performance share units (collectively, the “Omnibus Plan Awards”).

The Omnibus Plan provides for the grant of other share-based awards to participants (“Other Share-Based Awards”), which awards would include the grant of common shares. All Other Share-Based Awards will be granted by an agreement evidencing the Other Share-Based Awards granted under the Omnibus Plan. Subject to adjustments as provided for under the Omnibus Plan, the maximum number of shares issuable pursuant to Omnibus Plan Awards outstanding at any time under the Omnibus Plan shall not exceed 10% of the aggregate number of common shares outstanding from time to time on a non-diluted basis; provided that the acquisition of common shares by the Company for cancellation shall not constitute non-compliance with the Omnibus Plan for any Omnibus Plan Awards outstanding prior to such purchase of common shares for cancellation.

Share-based compensation expense including withholding tax paid for the three and six months ended February 28, 2026 totaled $1.9 million and $2.2 million, respectively (February 28, 2025 – $1.3 million and $1.5 million, respectively).

For the three and six months ended February 28, 2026, the Company issued 2,268,241 and 2,619,812 common shares, respectively (2025 - 1,390,713 and 1,909,928, respectively) relating to shares issued for services, contract share awards and exercise of RSUs. Upon issuance, $1 million and $1.2 million, respectively (2025 – $0.4 million and $0.8 million, respectively) was recognized in share capital for the three and six months ended February 28, 2026.

As at February 28, 2026, the Company had 14,410,429 (August 31, 2025 – 6,742,580) share awards available for issuance under the Omnibus Equity Incentive Plan.

a)	Stock options

Canadian Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2025	4,424,000	CAD $0.41
Exercised(1)(2)	(3,575,000)	CAD $0.41
Balance – February 28, 2026	849,000	CAD $0.41

(1) The weighted average share price at the time of the option exercise was C$1.55.

(2) Of the 3,575,000 stock options exercised, 175,000 stock options were exercised cashless resulting in 129,440 common shares being issued.

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	329,000	329,000	October 11, 2026	0.6
C$0.43	420,000	420,000	September 29, 2026	0.6
C$0.35	100,000	100,000	January 2, 2027	0.8
C$0.41(1)	849,000	849,000		0.6	(1)

(1)  Total represents weighted average.

US Dollars denominated stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2025	10,500,000	$0.45
Granted	1,503,220	$0.92
Forfeited	(120,000)	$0.36
Exercised(1)(2)	(80,000)	$0.36
Balance – February 28, 2026	11,803,220	$0.51

(1) The weighted average share price at the time of the option exercise was $1.39.

(2) Of the 80,000 stock options exercised, 80,000 were exercised cashless resulting in 50,179 common shares being issued.

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	5,500,000	4,400,000	August 17, 2027	1.5
USD $0.45	2,400,000	1,440,000	August 28, 2028	2.5
USD $0.92	1,503,220	501,073	January 8, 2029	2.9
USD $0.36	2,400,000	960,000	December 24, 2029	3.8
USD $0.51(1)	11,803,220	7,301,073		2.3	(1)

(1)  Total represents weighted average.

For the three and six months ended February 28, 2026, share-based compensation expense related to stock options totaled $0.2 million and $0.3 million, respectively (2025 – $0.2 million and $0.3 million, respectively).

b)	Restricted Share Units

The following table sets out activity with respect to outstanding RSUs:

Number of RSUs
Balance – August 31, 2025	5,407,926
Granted	1,877,604
Forfeited	(419,292)
Exercised	(933,620)
Balance – February 28, 2026	5,932,618

For the three and six months ended February 28, 2026, share-based payment expenses related to RSUs totaled $0.6 million and $0.7 million, respectively (2025 – $1.0 million and $1.1 million, respectively).